Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for modelled portfolios (audited) (Details) - GBP (£)
£ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,484,982	£ 1,360,339
Coverage ratio	0.80%	0.90%
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (6,175)	£ (6,284)
Stage 1
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.20%	0.20%
Lifetime expected credit losses | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	3.40%	3.10%
Lifetime expected credit losses | Stage 3
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	27.10%	29.80%
Loans and advances | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 398,779	£ 361,451
Coverage ratio	1.40%	1.60%
Loans and advances | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 404,371	£ 367,193
Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,592)	(5,742)
Loans and advances | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 349,488	£ 317,659
Coverage ratio	0.30%	0.40%
Loans and advances | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 350,545	£ 318,865
Loans and advances | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,057)	(1,206)
Loans and advances | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 44,424	£ 39,078
Coverage ratio	5.00%	4.90%
Loans and advances | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,867	£ 4,714
Coverage ratio	31.30%	34.80%
Loans and advances | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 46,740	£ 41,093
Loans and advances | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,086	7,235
Loans and advances | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,316)	(2,015)
Loans and advances | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,219)	(2,521)
Home loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 173,770	£ 169,205
Coverage ratio	0.30%	0.30%
Home loans | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 174,286	£ 169,680
Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(516)	(475)
Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 153,643	£ 148,039
Coverage ratio	0.00%	0.00%
Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 153,672	£ 148,058
Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(29)	(19)
Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,127	£ 19,441
Coverage ratio	0.40%	0.30%
Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,000	£ 1,725
Coverage ratio	17.10%	18.70%
Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,200	£ 19,500
Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,414	2,122
Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(73)	(59)
Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(414)	(397)
Credit cards, unsecured and other retail lending | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 50,704	£ 41,793
Coverage ratio	6.80%	8.80%
Credit cards, unsecured and other retail lending | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 54,396	£ 45,822
Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,692)	(4,029)
Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 43,593	£ 37,016
Coverage ratio	1.30%	2.20%
Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 44,175	£ 37,840
Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(582)	(824)
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 6,267	£ 3,949
Coverage ratio	22.60%	30.10%
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 844	£ 828
Coverage ratio	60.20%	64.50%
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,099	£ 5,650
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,122	2,332
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,832)	(1,701)
Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,278)	(1,504)
Wholesale loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 174,305	£ 150,453
Coverage ratio	0.80%	0.80%
Wholesale loans | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 175,689	£ 151,691
Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,384)	(1,238)
Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152,252	£ 132,604
Coverage ratio	0.30%	0.30%
Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 152,698	£ 132,967
Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(446)	(363)
Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,030	£ 15,688
Coverage ratio	2.00%	1.60%
Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,023	£ 2,161
Coverage ratio	20.70%	22.30%
Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,441	£ 15,943
Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,550	2,781
Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(411)	(255)
Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(527)	(620)
Credit risk | Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(372)
Credit risk | Credit cards, unsecured and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,411)
Credit risk | Wholesale loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(977)
Baseline | Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(350)
Baseline | Credit cards, unsecured and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,413)
Baseline | Wholesale loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(919)
Downside 2 | Home loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(586)
Downside 2 | Credit cards, unsecured and other retail lending | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,943)
Downside 2 | Wholesale loans | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,783)
Total weighted model ECL | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,760)	(4,200)
Total weighted model ECL | Credit risk | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,760)	(4,200)
Total weighted model ECL | Credit risk | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (372)	£ (322)
Total weighted model ECL | Credit risk | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Credit risk | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 144,701	£ 137,279
Total weighted model ECL | Credit risk | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (7)	£ (4)
Total weighted model ECL | Credit risk | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	0.10%
Total weighted model ECL | Credit risk | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2140.00%	17.60%
Total weighted model ECL | Credit risk | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,723	£ 22,915
Total weighted model ECL | Credit risk | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,553	1,724
Total weighted model ECL | Credit risk | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(33)	(15)
Total weighted model ECL | Credit risk | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(332)	(303)
Total weighted model ECL | Credit risk | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,411)	£ (2,693)
Total weighted model ECL | Credit risk | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	70.00%	0.60%
Total weighted model ECL | Credit risk | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,329	£ 56,783
Total weighted model ECL | Credit risk | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (592)	£ (324)
Total weighted model ECL | Credit risk | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1900.00%	14.90%
Total weighted model ECL | Credit risk | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6430.00%	65.30%
Total weighted model ECL | Credit risk | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,414	£ 7,500
Total weighted model ECL | Credit risk | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,606	1,922
Total weighted model ECL | Credit risk | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,786)	(1,114)
Total weighted model ECL | Credit risk | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,033)	(1,255)
Total weighted model ECL | Credit risk | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (977)	£ (1,185)
Total weighted model ECL | Credit risk | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	0.20%
Total weighted model ECL | Credit risk | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 186,838	£ 174,249
Total weighted model ECL | Credit risk | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (325)	£ (290)
Total weighted model ECL | Credit risk | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	240.00%	1.80%
Total weighted model ECL | Credit risk | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	170.00%	17.80%
Total weighted model ECL | Credit risk | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 25,634	£ 32,256
Total weighted model ECL | Credit risk | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,855	1,811
Total weighted model ECL | Credit risk | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(603)	(572)
Total weighted model ECL | Credit risk | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(49)	(323)
Total weighted model ECL | Upside 2 | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,071)	(3,723)
Total weighted model ECL | Upside 2 | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (329)	£ (304)
Total weighted model ECL | Upside 2 | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 2 | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 147,754	£ 139,117
Total weighted model ECL | Upside 2 | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3)	£ (2)
Total weighted model ECL | Upside 2 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	0.00%
Total weighted model ECL | Upside 2 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2000.00%	16.90%
Total weighted model ECL | Upside 2 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 15,670	£ 21,076
Total weighted model ECL | Upside 2 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,553	1,724
Total weighted model ECL | Upside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(15)	(10)
Total weighted model ECL | Upside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(311)	(292)
Total weighted model ECL | Upside 2 | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,060)	£ (2,427)
Total weighted model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	70.00%	0.50%
Total weighted model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,772	£ 54,758
Total weighted model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (562)	£ (266)
Total weighted model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1830.00%	14.30%
Total weighted model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6300.00%	64.30%
Total weighted model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,131	£ 6,447
Total weighted model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,606	1,922
Total weighted model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,487)	(925)
Total weighted model ECL | Upside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,011)	(1,236)
Total weighted model ECL | Upside 2 | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (682)	£ (992)
Total weighted model ECL | Upside 2 | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	0.10%
Total weighted model ECL | Upside 2 | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 194,970	£ 177,453
Total weighted model ECL | Upside 2 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (245)	£ (240)
Total weighted model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	220.00%	1.50%
Total weighted model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	160.00%	17.70%
Total weighted model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 17,503	£ 29,052
Total weighted model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,855	1,811
Total weighted model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(392)	(431)
Total weighted model ECL | Upside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(45)	(321)
Total weighted model ECL | Upside 1 | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,353)	(3,864)
Total weighted model ECL | Upside 1 | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (338)	£ (308)
Total weighted model ECL | Upside 1 | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Upside 1 | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 146,873	£ 138,424
Total weighted model ECL | Upside 1 | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3)	£ (2)
Total weighted model ECL | Upside 1 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	0.10%
Total weighted model ECL | Upside 1 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2040.00%	17.10%
Total weighted model ECL | Upside 1 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 16,551	£ 21,769
Total weighted model ECL | Upside 1 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,553	1,724
Total weighted model ECL | Upside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(18)	(11)
Total weighted model ECL | Upside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(317)	(295)
Total weighted model ECL | Upside 1 | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,231)	£ (2,505)
Total weighted model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	70.00%	0.50%
Total weighted model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,457	£ 55,771
Total weighted model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (579)	£ (272)
Total weighted model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1850.00%	14.60%
Total weighted model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6370.00%	64.80%
Total weighted model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 8,817	£ 6,757
Total weighted model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,606	1,922
Total weighted model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,629)	(988)
Total weighted model ECL | Upside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,023)	(1,245)
Total weighted model ECL | Upside 1 | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (784)	£ (1,051)
Total weighted model ECL | Upside 1 | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	0.10%
Total weighted model ECL | Upside 1 | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 192,218	£ 176,774
Total weighted model ECL | Upside 1 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (274)	£ (262)
Total weighted model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	230.00%	1.60%
Total weighted model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	160.00%	17.80%
Total weighted model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,255	£ 29,732
Total weighted model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,855	1,811
Total weighted model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(463)	(467)
Total weighted model ECL | Upside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(47)	(322)
Total weighted model ECL | Baseline | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(4,682)	(4,043)
Total weighted model ECL | Baseline | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (350)	£ (314)
Total weighted model ECL | Baseline | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Baseline | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 145,322	£ 137,563
Total weighted model ECL | Baseline | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (4)	£ (3)
Total weighted model ECL | Baseline | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	10.00%	0.10%
Total weighted model ECL | Baseline | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2080.00%	17.30%
Total weighted model ECL | Baseline | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 18,102	£ 22,631
Total weighted model ECL | Baseline | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,553	1,724
Total weighted model ECL | Baseline | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(23)	(12)
Total weighted model ECL | Baseline | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(323)	(299)
Total weighted model ECL | Baseline | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,413)	£ (2,592)
Total weighted model ECL | Baseline | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	70.00%	0.50%
Total weighted model ECL | Baseline | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 81,171	£ 56,821
Total weighted model ECL | Baseline | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (594)	£ (279)
Total weighted model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1870.00%	14.90%
Total weighted model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6440.00%	65.30%
Total weighted model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 9,535	£ 7,084
Total weighted model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,606	1,922
Total weighted model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,785)	(1,058)
Total weighted model ECL | Baseline | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,034)	(1,255)
Total weighted model ECL | Baseline | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (919)	£ (1,137)
Total weighted model ECL | Baseline | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	0.10%
Total weighted model ECL | Baseline | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 188,746	£ 175,451
Total weighted model ECL | Baseline | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (308)	£ (286)
Total weighted model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	240.00%	1.70%
Total weighted model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	170.00%	17.80%
Total weighted model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 23,726	£ 31,054
Total weighted model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,855	1,811
Total weighted model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(562)	(528)
Total weighted model ECL | Baseline | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(49)	(323)
Total weighted model ECL | Downside 1 | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(5,305)	(4,976)
Total weighted model ECL | Downside 1 | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (401)	£ (348)
Total weighted model ECL | Downside 1 | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 1 | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 142,599	£ 135,544
Total weighted model ECL | Downside 1 | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (9)	£ (6)
Total weighted model ECL | Downside 1 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	0.10%
Total weighted model ECL | Downside 1 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2230.00%	18.60%
Total weighted model ECL | Downside 1 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,825	£ 24,649
Total weighted model ECL | Downside 1 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,553	1,724
Total weighted model ECL | Downside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(45)	(22)
Total weighted model ECL | Downside 1 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(347)	(320)
Total weighted model ECL | Downside 1 | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,656)	£ (3,124)
Total weighted model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	70.00%	0.60%
Total weighted model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,921	£ 57,698
Total weighted model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (604)	£ (350)
Total weighted model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1930.00%	14.00%
Total weighted model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6530.00%	66.40%
Total weighted model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 10,377	£ 10,689
Total weighted model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,606	1,922
Total weighted model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,004)	(1,497)
Total weighted model ECL | Downside 1 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,048)	(1,277)
Total weighted model ECL | Downside 1 | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,248)	£ (1,504)
Total weighted model ECL | Downside 1 | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	20.00%	0.20%
Total weighted model ECL | Downside 1 | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 181,247	£ 169,814
Total weighted model ECL | Downside 1 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (382)	£ (327)
Total weighted model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	260.00%	2.30%
Total weighted model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	200.00%	18.00%
Total weighted model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 31,226	£ 36,692
Total weighted model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,855	1,811
Total weighted model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(809)	(851)
Total weighted model ECL | Downside 1 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(57)	(326)
Total weighted model ECL | Downside 2 | Loans and advances | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(6,312)	(7,609)
Total weighted model ECL | Downside 2 | Home loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (586)	£ (407)
Total weighted model ECL | Downside 2 | Home loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.00%	0.00%
Total weighted model ECL | Downside 2 | Home loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 138,619	£ 133,042
Total weighted model ECL | Downside 2 | Home loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (30)	£ (14)
Total weighted model ECL | Downside 2 | Home loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	60.00%	0.20%
Total weighted model ECL | Downside 2 | Home loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2610.00%	20.10%
Total weighted model ECL | Downside 2 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,805	£ 27,151
Total weighted model ECL | Downside 2 | Home loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,553	1,724
Total weighted model ECL | Downside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(151)	(47)
Total weighted model ECL | Downside 2 | Home loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(405)	(346)
Total weighted model ECL | Downside 2 | Credit cards, unsecured and other retail lending | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (3,943)	£ (5,010)
Total weighted model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	80.00%	0.80%
Total weighted model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 80,529	£ 55,315
Total weighted model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (610)	£ (418)
Total weighted model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	1980.00%	17.90%
Total weighted model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	6590.00%	67.50%
Total weighted model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 11,456	£ 18,452
Total weighted model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,606	1,922
Total weighted model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,274)	(3,295)
Total weighted model ECL | Downside 2 | Credit cards, unsecured and other retail lending | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,059)	(1,297)
Total weighted model ECL | Downside 2 | Wholesale loans | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (1,783)	£ (2,192)
Total weighted model ECL | Downside 2 | Wholesale loans | Stage 1 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	30.00%	0.20%
Total weighted model ECL | Downside 2 | Wholesale loans | Stage 1 | Carrying amount | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 167,848	£ 161,998
Total weighted model ECL | Downside 2 | Wholesale loans | Stage 1 | ECL | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (431)	£ (350)
Total weighted model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	290.00%	3.40%
Total weighted model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	220.00%	18.30%
Total weighted model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 44,624	£ 44,507
Total weighted model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | Carrying amount | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,855	1,811
Total weighted model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 2 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(1,288)	(1,510)
Total weighted model ECL | Downside 2 | Wholesale loans | Lifetime expected credit losses | ECL | Stage 3 | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(64)	(332)
ECL from individually assessed impairments | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(434)	(524)
ECL from non-modelled exposures and others | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(456)	(74)
ECL from post-model management adjustments | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(525)	(1,486)
Of which: ECL from economic uncertainty adjustments | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ (317)	£ (1,692)